Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (176)	$ (170)	$ (200)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of deferred charges	19	19	19
Changes in assets and liabilities:
Interest receivable	73	73	72
Other current assets	(1)	2	0
Accrued interest payable	(71)	(72)	(71)
Other current liabilities	(13)	(54)	54
Net cash used in operating activities	(169)	(202)	(126)
Investing activities:
Finance lease payments received	3,471	3,466	3,461
Change in restricted cash and investments	53	91	20
Net cash provided by investing activities	3,524	3,557	3,481
Financing activities:
Repayment of debt	(3,355)	(3,355)	(3,355)
Net cash used in financing activities	(3,355)	(3,355)	(3,355)
Net change in cash and cash equivalents	0	0	0
Cash and cash equivalents at start of the year	0	0	0
Cash and cash equivalents at end of the year	0	0	0
Supplemental disclosure of cash flow information:
Interest paid	$ 714	$ 1,001	$ 1,286